38651 11/97

                         PUTNAM INTERNATIONAL FUND

               Prospectus Supplement dated November 12, 1997
                   to Prospectus dated December 31, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below for Putnam International Fund:


                                  BUSINESS EXPERIENCE
                     YEAR         (AT LEAST 5 YEARS)
                     -------      -------------------------

Putnam International Fund

Justin M. Scott      1995         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Seung H. Minn        1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since June, 1995.
                                  Prior to June, 1995, Mr. Minn
                                  was a Vice President and
                                  Portfolio Manager at Templeton
                                  Quantitative Advisors, and
                                  prior to 1993, was a
                                  Senior Quantitative Analyst at
                                  DIAS Group, Inc.